INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 169,560	$ 140,993
Cost of revenues	111,028	100,250
Gross profit	58,532	40,743
Operating expenses:
Research and development, net	15,750	14,292
Sales and Marketing	19,974	18,134
General and administrative	11,542	9,898
Restructuring and related charges	897	0
Total operating expenses	48,163	42,324
Operating income (loss)	10,369	(1,581)
Financial expenses and others, net	3,344	1,516
Income (loss) before taxes	7,025	(3,097)
Taxes on income	2,969	711
Net income (loss)	$ 4,056	$ (3,808)
Basic net income (loss) per share	$ 0.05	$ (0.05)
Diluted net income (loss) per share	$ 0.05	$ (0.05)
Weighted average number of shares used in computing basic net income (loss) per share	84,359,762	83,989,766
Weighted average number of shares used in computing diluted net income (loss) per share	85,152,634	83,989,766